Borrowings	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Borrowings Disclosure [Text Block]
(10)	Borrowings

(a)	Current

Short-term borrowings and current instalments of long-term debt consist of the following:

	Year ended December 31,
	2015	2016
	RMB	RMB	US$

Guaranteed by bank deposits	—	30,000	4,321
Guaranteed by related parties	3,871,241	4,338,276	624,842
Guaranteed by property, plant and equipment	1,805,607	1,335,374	192,334
Guaranteed by accounts receivable	128,917	—	—
Guaranteed by third parties	—	34,000	4,897
Unsecured loans	711,793	404,666	58,284
Subtotal of short-term borrowings*	6,517,558	6,142,316	884,678
Current portion of long-term debts (note 10(b))*	849,625	810,889	116,791
Current portion of medium-term notes (note (11))	1,757,000	2,057,000	296,270
Total short-term borrowings and current portion of long-term debt	9,124,183	9,010,205	1,297,739

*Short-term borrowings and current portion of long-term debts consist of the following:
	Year ended December 31,
	2015	2016
	RMB	RMB	US$
Short-term borrowings:
No breach of loan covenants or no triggering cross default	3,311,873	1,852,798	266,859
In breach of loan covenants or triggering cross default with no waivers from banks	3,205,685	4,289,518	617,819
	6,517,558	6,142,316	884,678

Current portion of long-term debts
No breach of loan covenants or no triggering cross default	226,330	37,012	5,331
In breach of loan covenants and no waiver received from banks	584,448	657,835	94,748
In breach of loan covenants with waivers received from banks	38,847	116,042	16,712
	849,625	810,889	116,791

As of December 31, 2016, the Company and its subsidiaries had 66 outstanding short-term borrowings and current portion of long-term debts classified as current liabilities with financial covenants and were in breach of the financial covenants under 15 of these loans with an aggregate principal amount of RMB3,540,745(US$509,973). All of these loans were borrowed by Yingli China and Tianjin Yingli from China Development Bank and the financial covenants breached were regarding the current ratio, quick ratio, debt-to-asset ratio and debt coverage ratio of Yingli China, and the debt-to-asset ratio of Tianjin Yingli. Given the original terms of these loans would have matured in the near term and considering the Company’s continued need for short-term financing, the Company had focused on negotiating with China Development Bank for the extension of these loans and did not request any separate waiver for breach of financial covenants. As of December 31, 2016, notwithstanding the failure of Yingli China and Tianjin Yingli to satisfy the relevant financial covenants in the original agreements, China Development Bank, which was fully aware of the financial condition of Yingli China and Tianjin Yingli, agreed to extend the terms of certain of these loans by an additional one year upon their maturity with the existing financial covenants. Among the 15 loans mentioned above, the terms of 13 loans had been extended by written agreements between China Development Bank and Yingli China or Tianjin Yingli by year ended December 31, 2016, the term of one loan was extended subsequently. All the loans mentioned above were classified as current liabilities as of December 31, 2016 because they were in breach of loan covenants both before and after extension.

As of December 31, 2016, the breach of financial covenants mentioned above did not trigger any other cross-default provision under any loan of the Company and its subsidiaries. The Company and its subsidiaries did not have any cross-default triggered under any of their loans classified as non-current liabilities due to any other reason either.

As of December 31, 2016, because Yingli China failed to repay 10 short term loans with total RMB73,156 (US$ 10,537) when such repayments became due in October and November 2016, such payment default triggered cross-defaults under Yingli China’s 17 other loans classified as current liabilities with aggregate principal amount of RMB2,377,478 (US$ 342,428). In addition, Hainan Yingli failed to repay a loan with principal amount of RMB99,089 (US$ 14,272) upon its maturity in November 2015, and such payment default triggered cross-defaults under Hainan Yingli’s four other loans classified as current liabilities with aggregate principal amount of RMB184,720 (US$ 26,605). All the loans mentioned above were classified as current liabilities as of December 31, 2016 because they either had payment defaults or cross-defaults. In subsequent period, Yingli China has repaid the short term loan with RMB 73,156. Meanwhile, Hainan Yingli is still in negotiation with the bank to extend the term.

Short-term borrowings outstanding (including the current portion of long-term debt) as of December 31, 2015 and 2016 bore a weighted average interest rate of 5.72% and 5.08% per annum, respectively. All short-term borrowings mature and expire at various times within one year.

(b)	Non-current

	Year ended December 31,
	2015	2016
	RMB	RMB	US$
Long-term debt and medium-term notes:
Secured loans from China Development Bank	2,888,287	3,000,548	432,169
Guaranteed by related parties	45,000	33,000	4,753
Secured by multiple assets	322,236	300,962	43,347
Medium-term notes (note (11))	2,057,000	2,057,000	296,270
Borrowings from other third parties:
Guaranteed by property, plant and equipment	—	—	—
	5,312,523	5,391,510	776,539
Less: current portion	(2,606,625)	(2,867,889)	(413,062)
Total long-term debt and medium-term notes	2,705,898	2,523,621	363,477

As of December 31, 2015 and 2016, long-term debts that were in breach and no breach of loan covenants as following:

	Year ended December 31,
	2015	2016
	RMB	RMB	US$
Long-term debt::
In breach of loan covenants with waivers from banks	898,257	865,625	124,676
No breach of loan covenants	1,507,641	1,657,996	238,801
Total long-term debt	2,405,898	2,523,621	363,477

Long-term loans that breached certain loan covenants as of December 31, 2016

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 loan from China Development Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum (the “Tianjin Yingli RMB Loan”). The loan is guaranteed by property, plant and equipment. The Company withdrew RMB 350,000 (US$ 50,410) by the end of December 31, 2016. Based on the amendment entered into in April 2016, the amended repayment schedule is RMB 600 due in February 2017, RMB 10,000 due in August 2017, RMB 25,000 due in February 2018, RMB 25,000 due in August 2018, RMB 25,000 due in February 2019, RMB 25,000 due in August 2019, RMB 25,000 due in February 2020, RMB 25,000 due in August 2020, RMB 25,000 due in February 2021, RMB 25,000 due in August 2021, RMB 25,000 due in February 2022, RMB 19,000 due in October 2022. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 10,600 (US$ 1,527) and RMB 244,000 (US$ 35,143), respectively.

The loan agreement for Tianjin Yingli RMB Loan required Tianjin Yingli to maintain a debt-to-asset ratio (calculated as total liabilities divided by total assets) of no more than 80%. As of December 31, 2016, Tianjin Yingli was in breach of the financial covenant to maintain a debt-to-asset ratio of less than 80%. China Development Bank granted a written waiver to Tianjin Yingli which waived the requirement regarding Tianjin Yingli’s debt-to-asset ratio under the loan agreement until June 2018. The waiver did not impose any new financial covenant or require any prepayment

In October 2011, Tianjin Yingli borrowed an eight-year US$100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 5.2% per annum. The loan is guaranteed by property, plant and equipment (the “Tianjin Yingli USD Loan”). The Company withdrew US$100,000 (RMB694, 300) by the end of December 31, 2016. Based on the first amendment entered into in November 2015, the loan repayment schedule of the loan with a remaining balance of US$ 70,000 was modified. The original repayment schedule was US$9,000 due in August 2015, US$9,000 due in February 2016, US$9,000 due in August 2016, US$9,000 due in February 2017, US$9,000 due in August 2017, US$10,000 due in February 2018, US$5,000 due in August 2018, US$5,000 due in February 2019 and US$5,000 due in August 2019. The amended repayment schedule was US$200 due in April 2016, US$200 due in October 2016, US$10,000 due in April 2017, US$10,820 due in October 2017, US$14,300 due in April 2018, US$11,500 due in October 2018, US$11,500 due in April 2019 and US$11,480 due in October 2019. No other key terms were changed in the amendment. Based on the second amendment entered into in April 2016, the amended repayment schedule is US$200 due in April 2017, US$3,000 due in October 2017, US$7,000 due in April 2018, US$8,000 due in October 2018, US$8,000 due in April 2019, US$7,000 due in October 2019, US$7,000 due in April 2020, US$7,000 due in October 2020, US$6,000 due in April 2021, US$6,000 due in October 2021, US$6,000 due in April 2022 and US$4,760 due in October 2022. In addition, the interest rate was modified from 6-month LIBOR plus 5.2% per annum to 6-month LIBOR plus 4.5% per annum. As of December 31, 2016, the current and non-current portion of this long-term borrowing was US$ 3,200 (RMB 22,218) and US$66,760 (RMB 463,515), respectively.

The loan agreement for the Tianjin Yingli USD Loan required Tianjin Yingli to maintain a current ratio (calculated as total current assets divided by total current liabilities) of no less than 60%, quick ratio (calculated as total current assets minus inventory and then divided by total current liabilities) of no less than 50%, debt-to-asset ratio (calculated as total liabilities divided by total assets) of no more than 80%, debt coverage ratio (calculated as cash available for debt servicing during the period divided by interest and principal payments during the period) of no less than 150%, and interest coverage ratio (calculated as cash available for interest payment during the period divided by interest and other fees payable during the period) of no less than 150%. As of December 31, 2016, Tianjin Yingli was in breach of the financial covenant to maintain a debt-to-asset ratio of less than 80%. China Development Bank granted a written waiver to Tianjin Yingli which waived the requirement regarding Tianjin Yingli’s debt-to-asset ratio until the end of the contract term. The waiver did not impose any new financial covenant or require any prepayment.

In October 2011, Hengshui Yingli New Energy Resources Co., Ltd. (“Hengshui Yingli”) entered into an eight-year US$50,000 loan agreement with China Development Bank at an interest of 6-month LIBOR plus 5.8% per annum and subject to adjustment annually (the “Hengshui Yingli USD Loan”). The loan is guaranteed by property, plant and equipment. By the end of December 31, 2016, the Company withdrew US$50,000 (RMB 347,150). Out of US$ 3,000 due in December 2015, US$ 50 was repaid. Based on the first amendment entered into in December 2015, the loan repayment schedule of the loan with a remaining balance of US$ 34,950  was modified. The original repayment schedule was US$2,950 due in December 2015, US$4,000 due in June 2016, US$4,000 due in December 2016, US$4,000 due in June 2017, US$4,000 due in December 2017, US$4,000 due in June 2018, US$4,000 due in December 2018, US$4,000 due in June 2019, US$4,000 due in October 2019. The amended repayment schedule was US$50 due in June 2016, US$50 due in December 2016, US$6,000 due in June 2017, US$6,000 due in December 2017, US$5,620 due in June 2018, US$5,620 due in December 2018, US$5,800 due in June 2019, US$5,810 due in October 2019. No other key terms were changed in the amendment. Based on the second amendment entered into in March 2016, the interest rate was modified from 6-month LIBOR plus 5.8% per annum to 6-month LIBOR plus 4.5% per annum. As of December 31, 2016, the current and non-current portion of this long-term borrowing was US$ 12,000 (RMB 83,316) and US$ 22,850 (RMB 158,648), respectively.

The loan agreement for the Hengshui Yingli USD Loan required Hengshui Yingli to maintain a debt-to-asset ratio (calculated as total liabilities divided by total assets) of no more than 75% and debt coverage ratio (calculated as cash available for debt servicing during the period divided by interest and principal payments during the period) of no less than 130%. As of December 31, 2016, Hengshui Yingli was in breach of the financial covenant to maintain a debt-to-asset ratio of no more than 75%. China Development Bank granted a written waiver to Hengshui Yingli which waived the requirement regarding Hengshui Yingli’s debt-to-asset ratio under the loan agreement until the end of the contract term. The waiver did not impose any new financial covenant or require any prepayment.

Long-term loans that did not breach loan covenants as of December 31, 2016

In December 2008, Yingli China entered into an eight-year US$ 70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s property, plant and equipment. The loan is repayable in annual instalment of US$ 8,000 for the first two years and US$ 9,000 for the remaining six years, respectively, commencing in December 2009. In December 2015, out of US$ 18,000 that was due, the Company repaid US$ 50, and the remaining portion of US$ 17,950 was extended to December 2016 based on the first amendment of loan agreement entered into in December 2015. Based on the second amendment of the loan agreement entered into in June 2016, the amended repayment schedule was US$50 due in December 2017, US$8,920 due in December 2018 and US$8,930 due in December 2019. In addition, the interest rate was modified from 6-month LIBOR plus 6% per annum to 6-month LIBOR plus 3.5% per annum. As of December 31, 2016, the current and non-current portion of this long-term borrowing was US$50(RMB 347) and US$ 17,850(RMB 123,933), respectively.

In May 2010, Hainan Yingli entered into a five-year RMB 180,000 loan agreement at an interest rate of the three-five year Renminbi benchmark loan rate per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by the Company and repayable in semi-annual instalment of RMB 20,000 starting from August 2011. Based on the first amendment of  the loan agreement entered into in December 2015, loan of RMB 14,000 that was due in September 2015 was extended to September 2016. In addition, the interest rate was modified from  the three-five year Renminbi benchmark loan rate per annum to five-year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum. Based on the second amendment of the loan agreement entered into in September 2016, the amended repayment schedule was RMB 2,000 due in March 2017, RMB 2,000 due in June 2017 and RMB 10,000 due in September 2017. In addition, the interest rate was modified from five-year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum to the five-year Renminbi benchmark loan rate. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 14,000(US$ 2,016) and nil, respectively.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 loan agreement with Bank of China and China Citic Bank at an interest rate of the three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% of the interest rate per annum. By the end of December 31, 2016, the Company withdrew RMB  481,000 (US$ 69,278).The loan is guaranteed by Yingli Green Energy and Yingli Group. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 164,300 (US$ 23,664) and nil, respectively. Out of the loan of RMB  164,300, loan with RMB  20,000 due in November 2015 was extended to May 2016 based on the first amendment of the loan agreement entered into in November 2015. Based on the second amendment of the loan agreement entered into in June 2016, total loan of RMB  164,300 and interest due in May 2016 was extended to May 2017.

In November 2011, Hainan Yingli entered into an eight-year RMB 900,000 loan agreement with China Development Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. The loan is guaranteed by property, plant and equipment.  In May 2013, Hainan Yingli entered into an amendment to increase this loan credit limit by RMB  282,150.  Out of RMB  90,800 due in November 2015, RMB600 was repaid. Based on the first amendment of the loan agreement entered into in November 2015, the loan repayment schedule of the loan with a remaining balance of RMB 727,550 had been modified. The original repayment schedule was RMB 90,200 due in November 2015, RMB90,800 due in May 2016, RMB90,800 due in November 2016, RMB90,800 due in May 2017, RMB90,800 due in November 2017, RMB90,800 due in May 2018, RMB90,800 due in November 2018 and RMB92,550 due in July 2019. The amended repayment schedule was RMB600 due in May 2016, RMB60,000 due in November 2016, RMB110,000 due in May 2017, RMB110,000 due in November 2017, RMB110,000 due in May 2018, RMB110,000 due in November 2018 and RMB226,950 due in July 2019. Based on the second amendment of loan agreement entered into in March 2016, the amended repayment schedule was RMB100 due in May 2017, RMB100 due in November 2017, RMB60,000 due in May 2018, RMB60,000 due in November 2018, RMB80,000 due in May 2019, RMB80,000 due in November 2019,RMB80,000 due in May 2020, RMB80,000 due in November 2020, RMB80,000 due in May 2021, RMB80,000 due in November 2021 and RMB127,150 due in July 2020. No other key terms were changed in the amendment. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 200 (US$ 29) and RMB 727,150 (US$ 104,731), respectively.

In March 2012, Hainan Yingli entered into a seven-year US$135,000 loan agreement with China Development Bank at an interest of the three-month LIBOR plus 5% per annum. The Company withdrew US$135,000 (RMB 937,305) by the end of December 31, 2016 under this agreement. The loan is guaranteed by property, plant and equipment. Out of US$ 10,600 due in November 2015, US$100 was repaid. Based on the first amendment entered into in November 2015, the loan repayment schedule of the loan with a remaining balance of US$ 81,900 was modified. The original repayment schedule was US$10,500 due in November 2015, US$10,600 due in May 2016, US$10,600 due in November 2016, US$10,600 due in May 2017, US$10,600 due in November 2017, US$10,600 due in May 2018, US$10,600 due in November 2018 and US$7,800 due in July 2019. The amended repayment schedule was US$100 due in May 2016, US$5,000 due in November 2016, US$12,000 due in May 2017, US$12,000 due in November 2017, US$12,000 due in May 2018, US$12,000 due in November 2018 and US$28,800 due in July 2019. Based on the second amendment entered into in March 2016, the amended repayment schedule was US$30 due in May 2017, US$30 due in November 2017, US$3,000 due in May 2018, US$3,000 due in November 2018, US$10,000 due in May 2019, US$10,000 due in November 2019, US$10,000 due in May 2020, US$10,000 due in November 2020, US$10,000 due in May 2021, US$10,000 due in November 2021 and US$15,780 due in July 2022. In addition, the interest rate was modified from the 3-month LIBOR plus an additional surcharge of 5% of the interest rate per annum to 3-month LIBOR plus an additional surcharge of 4% of the interest rate per annum. No other key terms  were changed in the amendment. As of December 31, 2016, the current and non-current portion of this long-term borrowing was US$ 60 (RMB 417) and US$ 81,780(RMB 567,799), respectively.

In May 2012, Hengshui Yingli entered into an eight-year RMB 255,000 loan agreement with China Development Bank at an interest of the five- year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum and subject to adjustment annually. The loan is guaranteed by Yingli China. Out of RMB  10,000 due in December 2015, RMB300 was repaid. Based on the first amendment of the loan agreement entered into in December 2015, the loan repayment schedule of the loan with a remaining balance of RMB  218,700 was modified. The original repayment schedule was RMB 9,700 due in December 2015, RMB  15,000 due in June 2016, RMB15,000 due in December 2016, RMB20,000 due in June 2017, RMB20,000 due in December 2017, RMB25,000 due in June 2018, RMB25,000 due in December 2018, RMB30,000 due in June 2019, RMB30,000 due in December 2019 and RMB29,000 due in May 2020. The amended repayment schedule was RMB300 due in June 2016, RMB300 due in December 2016, RMB15,000 due in June 2017, RMB15,000 due in December 2017, RMB25,000 due in June 2018, RMB25,000 due in December 2018, RMB22,850 due in June 2019, RMB22,850 due in December 2019 and RMB92,400 due in June 2020. Based on the second amendment of the loan agreement entered into in March 2016, the interest rate was modified from the five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum to the five-year Renminbi benchmark loan rate per annum  with no surcharge. No other key terms were changed in the amendment. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 30,000 (US$ 4,321) and RMB 188,100 (US$ 27,092), respectively.

In April 2013, Yingli China entered into a three-year US$55,000 loan agreement with China Development Bank at an interest rate of the 6-month LIBOR plus 5.2% per annum. By the end of December 31, 2016, the Company withdrew US$55,000 (RMB 381,865) under this agreement. Based on the amendment of the loan agreement entered into in March 2016, the term of the loan with a balance of US$ 55,000 (RMB 381,865) that was due in April 2016 was extended to April 2017. In addition, the interest rate was modified from the 6-month LIBOR plus an additional surcharge of 5.2% of the interest rate per annum to the 6-month LIBOR plus an additional surcharge of 2.5% of the interest rate per annum. As of December 31, 2016, the current and non-current portion of this long-term borrowing was US$ 55,000 (RMB 381,865) and nil, respectively.

All amendments mentioned above are not considered to be trouble debt restructuring because they don’t meet the condition of lenders offering concession to the Company.

In November 2013, Hutubi Yingli Sunshine New Resources Co. Ltd. (“Yingli Hutubi”) entered into a five-year RMB 22,500 loan agreement with Xinjiang Tianshan Rural Commercial Bank at a fixed interest rate of 6.4%. This loan is guaranteed by equivalent bank deposits. By the end of December 31, 2016, the Company withdrew RMB 22,500 (US$ 3,241) under this agreement. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 200 (US$ 29) and RMB 21,700 (US$ 3,125), respectively.

In November 2013, Yingli Hutubi entered into a six-year RMB 55,000 loan agreement with Xinjiang Tianshan Rural Commercial Bank at a fixed interest rate of 7.9%. This loan is guaranteed by Yingli Group and secured by solar panels having a market value of RMB 68,800 (US$  9,909). By the end of December 31, 2016, the Company withdrew RMB 55,000 (US$ 7,922) under this agreement. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 4,000 (US$ 576) and RMB 15,000 (US$ 2,160), respectively.

In February 2015, Yingli China entered into a two-year RMB 100,000 loan agreement  with Rural Credit Cooperative of Baoding at a fixed interest rate of 7.8% per annum. The loan is guaranteed by property, plant and equipment. By the end of December 31, 2016, the company withdrew RMB 100,000 (US$14,403) under this agreement. As of December 31, 2016, the current and non-current portion of this long-term borrowing was RMB 98,000 (US$ 14,115) and nil, respectively.

Long-term Loan repaid or settled for the years ended December 31, 2014, 2015 and 2016

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement with Bank of Communications Co., Ltd at an interest rate of the five-year Renminbi benchmark loan rates per annum. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s property, plant and equipment. The loan was repayable in annual instalment of RMB 70,000, RMB 140,000, RMB 170,000, and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively. The loan was fully repaid in 2014.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 loan agreement with Bank of Communications Co., Ltd. at an interest rate of the three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum. The loan was secured by property, plant and equipment. The loan was fully repaid in 2014.

In December 2013, Yingli China entered into a 14-month RMB 200,000 loan agreement with Zhongyuan Trust Ltd. Company at an interest rate of 9.725%. This loan was guaranteed by related party’s property, plant and equipment. The bank loan was fully repaid in 2014.

In June 2010, Hainan Yingli entered into a five-year RMB 220,000 loan agreement with Bank of Communication Co., Ltd at a floating interest rate of the five-year Renminbi benchmark loan rate as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum. The loan was guaranteed by Yingli Green Energy and repayable in annual instalments of RMB 55,000 starting from June 2011. The loan was fully repaid in 2015.

In February 2011, Hainan Yingli entered into a five-year RMB 400,000 loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31 2014, the Company withdrew RMB 368,000 under this agreement. The loan was secured by Hainan Yingli’s property, plant and equipment. The loan was fully repaid in 2015.

In August 2011, Fine Silicon Co., Ltd. (“Fine Silicon”) entered into a five-year RMB 500,000 loan agreement with CDB Leasing Co., Ltd. at an interest rate of 6.9% per annum plus an additional surcharge of 5% of the interest rate per annum. The loan was guaranteed by property, plant and equipment. The Company withdrew RMB 500,000 by the end of December 31, 2014, under this agreement. As of December 31, 2014, total amount of this borrowing was RMB 274,828. The loan was fully  repaid in 2015.

In May 2015, Dafeng Xinghui Power Development Co., Ltd entered into a two-year RMB 20,000 loan agreement with Jiangsu Dafeng Rural Commercial Bank at an interest rate of 7.5% per annum. The loan was guaranteed by Yingli China and right of charging the electricity fee from produced by its own power plant and Yingli China. As of December 31, 2016, the loan balance was excluded in the consolidation financial statement due to the disposal of Dafeng Xinghui Power Development Co., Ltd in October 2016 as stated in note (2) (b).

Future principal payments under the above long-term borrowings as of December 31, 2016 are as follows

Year ended December 31,	RMB	US$
2017	2,867,889	413,062
2018	532,932	76,758
2019	665,189	95,807
2020	538,258	77,525
2021	431,984	62,219
Thereafter	355,258	51,168
Total	5,391,510	776,539